MATERIAL EVENTS DURING THE REPORTING PERIOD (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 07, 2025	Feb. 21, 2025	Feb. 20, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 06, 2025
Net proceeds from offering						$ (89,000)	$ 4,482,000	$ (98,000)
Common Stock [Member]
Number of shares sold	[1]						66,491,070		44,973,900
Shares issued on exercise of warrants	[1]						129,465,210
June 2024 Sales Agreement [Member] | American Depositary Shares [Member]
Maximum aggregate offering price			$ 11,400,000	$ 7,000,000
Gross amount from offering							$ 2,050,000
Number of shares issued							2,216,369
Average price per share					$ 0.92		$ 0.92
Net proceeds from offering							$ 1,870,000
June 2024 Sales Agreement [Member] | Common Stock [Member]
Number of shares sold							66,491,070
Securities Purchase Agreements [Member]
Gross proceeds of the investment		$ 2,750,000
Investment purchase percentage		5.80%
Securities Purchase Agreements [Member] | Series A Warrants [Member]
Series A warrants exercise price		$ 0.01
Securities Purchase Agreements [Member] | Series B Warrants [Member]
Series A warrants exercise price		$ 0.8625
Warrants issued		89,836,950
Securities Purchase Agreements [Member] | Eye-Net Mobile Ltd. [Member]
Ownership percentage		94.20%								100.00%
Securities Purchase Agreements [Member] | American Depositary Shares [Member] | Series A Warrants [Member]
Shares issuable on exercise of warrants		6,111,111
Shares issued on exercise of warrants							4,315,507
Securities Purchase Agreements [Member] | American Depositary Shares [Member] | Series B Warrants [Member]
Shares issuable on exercise of warrants		2,994,565
Securities Purchase Agreements [Member] | Common Stock [Member] | Series A Warrants [Member]
Shares issuable on exercise of warrants		183,333,330
Shares issued on exercise of warrants							129,465,210

[1]	Issuance costs in the amount of $361 and $140 in 2025 and 2024 respectively.